Share-based Compensation (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Share-based Payment Arrangements [Roll Forward]
Share-based compensation | CAD	CAD 74.0	CAD 72.0
Share-based compensation expense capitalized | CAD	12.0	14.3
Current portion of long-term compensation liability | CAD	17.7	0.0
Noncurrent portion of long-term compensation liability | CAD	CAD 5.2	CAD 3.7
Performance Stock Units
Disclosure of classes of share capital [line items]
Vesting term	3 years
Share-based Payment Arrangements [Roll Forward]
Granted	4,460,046	0
Restricted Shares
Disclosure of classes of share capital [line items]
Vesting term	3 years
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year	5,188,358	3,960,363
Granted	3,424,610	3,930,449
Redeemed	(4,195,754)	(2,280,626)
Forfeited	(235,162)	(421,828)
Modified to Performance Shares	(593,028)
Balance, end of year	3,589,024	5,188,358
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year	204,653	153,283
Granted	70,609	51,370
Redeemed	(45,792)	0
Forfeited	0	0
Modified to Performance Shares	0
Balance, end of year	229,470	204,653